Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Share Capital

	As of December 31,
Issued and outstanding	2024	2023
Common shares(1)	63,085,228	58,822,126
Preferred shares	-	-
Warrants(2)	10,954,307	14,805,080
Stock options(3)	2,163,635	2,141,526
RSUs(4)	2,502,774	938,206
PSUs(5)	1,224,441	934,623
Fully-diluted share total	79,930,385	77,641,561

(1)	The outstanding Common Shares total is inclusive of the 8,000,000 Performance Shares.
(2)	The weighted average strike price of outstanding share purchase warrants is $1.48.
(3)	The weighted average strike price of outstanding stock options is $1.06.
(4)	The RSUs vest after 12 months. 1,611,110 vest in January 2025. The remaining 891,664 vest in April 2025.
(5)	During the year ended December 31, 2024, the Company granted an aggregate of 1,416,107 PSU’s of which 191,666 were forfeited during the period. 877,775 of the PSUs vest contingent upon and at the time the Company reaches certain net sales and capital raising thresholds for 2024. 346,666 vest contingent upon and at the time of completion of 12 consecutive months of services ending March 2025.